CAMINO ROJO PROJECT LOAN - Long term debt (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 31, 2020	Dec. 18, 2019	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Amount drawn			$ 50,000	$ 24,601
Warrants issued to the lenders			2,858	2,892
Foreign exchange			(1,595)	(159)
Ending			60,696
Camino Rojo Project Loan
Borrowings
Amount drawn	$ 50,000	$ 25,000	75,000	25,000
Loan advances | Camino Rojo Project Loan
Borrowings
Beginning			25,000
Amount drawn			50,000	25,000
Ending			75,000	25,000
Transaction costs deducted | Camino Rojo Project Loan
Borrowings
Beginning			12,039
Cash transaction costs			2,475	3,158
Warrants issued to the lenders				8,968
Amortization of the transaction costs			(632)	(86)
Foreign exchange			422	(1)
Ending			14,304	12,039
Net | Camino Rojo Project Loan
Borrowings
Beginning			12,961
Amount drawn			50,000	25,000
Cash transaction costs			(2,475)	(3,158)
Warrants issued to the lenders				(8,968)
Amortization of the transaction costs			632	86
Foreign exchange			(422)	1
Ending			$ 60,696	$ 12,961